Financial and capital management - Financial instruments measured at fair value (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Assets	$ 54,263	$ 50,108
Liabilities	$ (34,780)	(32,254)
Repurchase obligation of trust ownership percentage	9.00%
MLSE financial liability
Disclosure of financial assets [line items]
Liabilities	$ (135)	(135)
MLSE financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Liabilities	0	0
MLSE financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Liabilities	0	0
MLSE financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Liabilities	(135)	(135)
AFS publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	103	103
AFS publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets	1	1
AFS publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets	0	0
AFS publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets	102	102
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Assets (liabilities)	(48)	166
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)	(48)	166
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other | Other
Disclosure of financial assets [line items]
Assets (liabilities)	60	35
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)	106	88
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)	$ (46)	$ (53)